Goodwill and Other Intangible Assets - Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,277,790	$ 1,277,790
Accumulated Amortization	(837,460)	(777,245)
Net Carrying Amount	440,330	500,545
Backlog and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	743,760	743,760
Accumulated Amortization	(647,534)	(615,285)
Net Carrying Amount	96,226	128,475
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	534,030	534,030
Accumulated Amortization	(189,926)	(161,960)
Net Carrying Amount	$ 344,104	$ 372,070